Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Goldman Sachs International Equity Insights Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Goldman Sachs International Equity Insights Fund—Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Goldman Sachs International Equity Insights Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 36 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-111 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2014 was 142% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	142.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 36 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-111 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]		rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

The portfolio management team uses two distinct strategies—a bottom-up stock selection strategy and a top-down country/currency selection strategy—to manage the Fund.

The Fund invests in at least three foreign countries and may invest in the securities of issuers in emerging countries. The Fund seeks broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy, with some exposure to small-cap issuers.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Momentum, Valuation and Profitability. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Profitability theme seeks to assess whether a company is earning more than its cost of capital. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund seeks to maximize its expected return, while maintaining risk, style and capitalization characteristics similar to the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Standard Index (Net, USD, Unhedged), adjusted for the Investment Adviser’s country views. Additionally, the portfolio management team’s views of the relative attractiveness of countries and currencies are considered in allocating the Fund’s assets among countries. The MSCI EAFE Standard Index (Net, USD, Unhedged) is designed to measure equity market performance of the large and mid capitalization segments of developed markets, excluding the U.S. and Canada.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

			The Fund’s benchmark index is the MSCI EAFE Standard Index (Net, USD, Unhedged) .
Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in securities of issuers located in emerging countries, these risks may be more pronounced.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.   Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

			Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Risk Lose Money [Text]		rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

			Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares compare to those of a broad-based securities market index.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Class R6 Shares commenced operations on July 31, 2015.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	The total return for Institutional Shares for the 6-month period ended June 30, 2015 was 9.87%. Best Quarter Q2 ‘09 +24.56% Worst Quarter Q3 ‘11 –23.35%
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs International Equity Insights Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.36%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.25%
1 Year		rr_ExpenseExampleYear01	$ 670
3 Years		rr_ExpenseExampleYear03	947
5 Years		rr_ExpenseExampleYear05	1,244
10 Years		rr_ExpenseExampleYear10	$ 2,086
1 Year		rr_AverageAnnualReturnYear01	(12.56%)
5 Years		rr_AverageAnnualReturnYear05	2.36%
10 Years		rr_AverageAnnualReturnYear10	2.82%
Since Inception		rr_AverageAnnualReturnSinceInception	2.80%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs International Equity Insights Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.11%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	2.00%
1 Year		rr_ExpenseExampleYear01	$ 303
3 Years		rr_ExpenseExampleYear03	650
5 Years		rr_ExpenseExampleYear05	1,124
10 Years		rr_ExpenseExampleYear10	2,433
1 Year		rr_ExpenseExampleNoRedemptionYear01	203
3 Years		rr_ExpenseExampleNoRedemptionYear03	650
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,124
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,433
1 Year		rr_AverageAnnualReturnYear01	(9.18%)
5 Years		rr_AverageAnnualReturnYear05	2.74%
10 Years		rr_AverageAnnualReturnYear10	2.62%
Since Inception		rr_AverageAnnualReturnSinceInception	2.48%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs International Equity Insights Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.11%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.96%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	0.85%
1 Year		rr_ExpenseExampleYear01	$ 87
3 Years		rr_ExpenseExampleYear03	295
5 Years		rr_ExpenseExampleYear05	520
10 Years		rr_ExpenseExampleYear10	$ 1,168
2005		rr_AnnualReturn2005	15.13%
2006		rr_AnnualReturn2006	27.76%
2007		rr_AnnualReturn2007	10.48%
2008		rr_AnnualReturn2008	(42.80%)
2009		rr_AnnualReturn2009	29.10%
2010		rr_AnnualReturn2010	7.30%
2011		rr_AnnualReturn2011	(15.77%)
2012		rr_AnnualReturn2012	17.19%
2013		rr_AnnualReturn2013	23.38%
2014		rr_AnnualReturn2014	(7.18%)
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	9.87%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	24.56%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.35%)
1 Year		rr_AverageAnnualReturnYear01	(7.18%)
5 Years		rr_AverageAnnualReturnYear05	3.94%
10 Years		rr_AverageAnnualReturnYear10	3.81%
Since Inception		rr_AverageAnnualReturnSinceInception	3.65%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs International Equity Insights Fund | Service
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.10%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.45%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.35%
1 Year		rr_ExpenseExampleYear01	$ 137
3 Years		rr_ExpenseExampleYear03	449
5 Years		rr_ExpenseExampleYear05	783
10 Years		rr_ExpenseExampleYear10	$ 1,727
1 Year		rr_AverageAnnualReturnYear01	(7.66%)
5 Years		rr_AverageAnnualReturnYear05	3.41%
10 Years		rr_AverageAnnualReturnYear10	3.29%
Since Inception		rr_AverageAnnualReturnSinceInception	3.14%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs International Equity Insights Fund | Class IR
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.10%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.00%
1 Year		rr_ExpenseExampleYear01	$ 102
3 Years		rr_ExpenseExampleYear03	340
5 Years		rr_ExpenseExampleYear05	597
10 Years		rr_ExpenseExampleYear10	$ 1,331
1 Year		rr_AverageAnnualReturnYear01	(7.31%)
5 Years		rr_AverageAnnualReturnYear05	3.77%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	(2.01%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs International Equity Insights Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.61%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.50%
1 Year		rr_ExpenseExampleYear01	$ 153
3 Years		rr_ExpenseExampleYear03	497
5 Years		rr_ExpenseExampleYear05	866
10 Years		rr_ExpenseExampleYear10	$ 1,902
1 Year		rr_AverageAnnualReturnYear01	(7.87%)
5 Years		rr_AverageAnnualReturnYear05	3.28%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	(2.48%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs International Equity Insights Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.09%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.94%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	0.83%
1 Year		rr_ExpenseExampleYear01	$ 85
3 Years		rr_ExpenseExampleYear03	289
5 Years		rr_ExpenseExampleYear05	509
10 Years		rr_ExpenseExampleYear10	$ 1,145
1 Year	[6]	rr_AverageAnnualReturnYear01	(7.18%)
5 Years	[6]	rr_AverageAnnualReturnYear05	3.94%
10 Years	[6]	rr_AverageAnnualReturnYear10	3.81%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Goldman Sachs International Equity Insights Fund | Returns After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(13.32%)
5 Years		rr_AverageAnnualReturnYear05	1.73%
10 Years		rr_AverageAnnualReturnYear10	1.99%
Since Inception		rr_AverageAnnualReturnSinceInception	2.20%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs International Equity Insights Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(6.37%)
5 Years		rr_AverageAnnualReturnYear05	1.94%
10 Years		rr_AverageAnnualReturnYear10	2.40%
Since Inception		rr_AverageAnnualReturnSinceInception	2.34%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs International Equity Insights Fund | MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10	4.43%
Since Inception	[7]	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs International Equity Insights Fund | MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10	4.43%
Since Inception	[7]	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs International Equity Insights Fund | MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10	4.43%
Since Inception	[7]	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs International Equity Insights Fund | MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Service
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10	4.43%
Since Inception	[7]	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Goldman Sachs International Equity Insights Fund | MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	(0.78%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs International Equity Insights Fund | MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	(0.78%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs International Equity Insights Fund | MSCI EAFE Standard Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R6
Risk/Return:		rr_RiskReturnAbstract
1 Year	[6]	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	[6]	rr_AverageAnnualReturnYear05	5.33%
10 Years	[6]	rr_AverageAnnualReturnYear10	4.43%
Since Inception	[6],[7]	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015

[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes. The “Other Expenses” for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.81% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 31, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[4]	After Fee Waiver and Expense Limitation
[5]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[6]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares is that of the Institutional Shares. Performance prior to July 31, 2015 has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.
[7]	Calculated from September 1, 1997 to December 31, 2014.